Commitments and contingencies (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2023 Room	Dec. 31, 2023 key
Commitments [Abstract]
Period considered to examine transactions	5 years
Maximum [Member]
Commitments [Abstract]
Percentage of interest rate penalties of omitted taxes	100.00%	100.00%	100.00%
AMR Operaciones [Member]
Commitments [Abstract]
Room capacity		1,016	1,016
"Vivid" Brand [Member]
Commitments [Abstract]
Room capacity		400	400
"Dreams" Brand [Member]
Commitments [Abstract]
Room capacity		616	616